UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Mather Group Inc.
Address: Oakbrook Terrace Tower, One Tower Lane
         Suite 1820
         Oakbrook Terrace, IL  60181

13F File Number:  028-14531

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stewart Mather
Title:     President & Chief Compliance Officer
Phone:     (630) 537-1078

Signature, Place, and Date of Signing:

 /s/ Stewart Mather     Oakbrook Terrace, IL     April 10, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $175,943 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPS ETF TR                    ALERIAN MLP      00162Q866    10515   631891 SH       SOLE                        0        0        0
COMCAST CORP NEW               CL A             20030N101      241     8022 SH       SOLE                        0        0        0
EXXON MOBIL CORP               COM              30231G102      279     3216 SH       SOLE                        0        0        0
HOME DEPOT INC                 COM              437076102      246     4895 SH       SOLE                        0        0        0
ISHARES INC                    MSCI CDA INDEX   464286509     4427   156221 SH       SOLE                        0        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     9857   176144 SH       SOLE                        0        0        0
ISHARES TR                     BARCLY USAGG B   464287226     1407    12805 SH       SOLE                        0        0        0
ISHARES TR                     IBOXX INV CPBD   464287242    13303   115050 SH       SOLE                        0        0        0
ISHARES TR                     S&P GBL HLTHCR   464287325     3653    60727 SH       SOLE                        0        0        0
ISHARES TR                     RUSSELL1000VAL   464287598     3793    54126 SH       SOLE                        0        0        0
ISHARES TR                     RUSSELL1000GRW   464287614     7076   107081 SH       SOLE                        0        0        0
ISHARES TR                     RUSSELL 2000     464287655     3267    39452 SH       SOLE                        0        0        0
ISHARES TR                     AGENCY BD FD     464288166     3295    29252 SH       SOLE                        0        0        0
ISHARES TR                     MSCI ACWI EX     464288240      488    11952 SH       SOLE                        0        0        0
ISHARES TR                     DJ INTL SEL DIVD 464288448      645    19777 SH       SOLE                        0        0        0
ISHARES TR                     HIGH YLD CORP    464288513    11393   125588 SH       SOLE                        0        0        0
ISHARES TR                     BARCLYS MBS BD   464288588    18663   172883 SH       SOLE                        0        0        0
ISHARES TR                     BARCLYS 1-3YR CR 464288646    31007   295048 SH       SOLE                        0        0        0
ISHARES TR                     DJ OIL EQUIP     464288844     1852    34614 SH       SOLE                        0        0        0
ISHARES TR                     HGH DIV EQT FD   46429B663     2717    47535 SH       SOLE                        0        0        0
POWERSHARES ETF TR II          S&P SMCP IT PO   73937B860      552    17462 SH       SOLE                        0        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    11711   173360 SH       SOLE                        0        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107     7028    43352 SH       SOLE                        0        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     6035    94822 SH       SOLE                        0        0        0
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858    12329   283629 SH       SOLE                        0        0        0
VANGUARD WHITEHALL FDS INC     HIGH DIV YLD     921946406     2474    51048 SH       SOLE                        0        0        0
WISDOMTREE TR                  EM LCL DEBT FD   97717X867     7690   148196 SH       SOLE                        0        0        0